Loss per share (Tables)	12 Months Ended
Mar. 31, 2023
Summary of income and share data used in the basic and diluted loss per share computations

The following reflects the income and share data used in the basic loss per share computations:

	March 31,
	2021	2022	2023
Loss attributable to ordinary shareholders - Basic	(1,177,343)	(477,850)	(289,242)
Weighted average number of ordinary shares outstanding used in computing basic loss per share	57,771,701	62,352,494	62,991,006
Basic loss per share	(20.38)	(7.66)	(4.59)

The following reflects the income and share data used in the diluted loss per share computations:

	March 31,
	2021	2022	2023
Loss attributable to ordinary shareholders-Basic	(1,177,343)	(477,850)	(289,242)
Add: Loss attributable to non-controlling interest	(17,535)	-	-
Loss attributable to ordinary shareholders-Dilutive	(1,194,878)	(477,850)	(289,242)
Weighted average number of ordinary shares outstanding used in computing diluted loss per share	58,514,103	62,352,494	62,991,006

Diluted loss per share	(20.42)	(7.66)	(4.59)